SUBSEQUENT EVENT - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Net revenues		$ 180,313	$ 109,715	$ 182,283
Cost of revenues:
Total cost of revenues		149,142	116,901	155,534
Gross profit (loss)		31,171	(7,186)	26,749
Operating expenses:
Selling expenses		2,491	1,285	2,808
General and administrative expenses		20,286	24,313	23,775
Impairment loss on goodwill		4,559	8,454	337
Impairment loss on long-lived assets			2,148
Total operating expenses		27,336	36,200	26,583
Operating income		3,835	(43,386)	166
Interest income		219	348	858
Government subsidy income		2,491	4,591	499
Gain (loss) on disposal of subsidiaries		439	96	492
Impairment loss on long-term investments	$ (1,819)		(2,432)
Income (loss) before income taxes		6,984	(40,783)	2,015
Less: Income tax expenses		3,440	215	3,541
Income before loss from equity method investments		3,544	(40,998)	(1,526)
Loss from equity method investments		(15)	(185)	(664)
Net (loss ) income		3,529	$ (41,183)	$ (2,190)
Divestiture
Net revenues:
Net revenues		102,966
Cost of revenues:
Total cost of revenues		94,590
Gross profit (loss)		8,376
Operating expenses:
Selling expenses		1,291
General and administrative expenses		2,181
Impairment loss on goodwill		4,559
Total operating expenses		8,031
Operating income		345
Interest income		144
Government subsidy income		1,053
Gain (loss) on disposal of subsidiaries		459
Income (loss) before income taxes		2,001
Less: Income tax expenses		1,126
Income before loss from equity method investments		875
Loss from equity method investments		(8)
Net (loss ) income		867
DivestitureAdjustment [Member]
Operating expenses:
Gain on divestiture		34,068
Income (loss) before income taxes		34,068
Net (loss ) income		34,068
Non Divestiture
Net revenues:
Net revenues		77,347
Cost of revenues:
Total cost of revenues		54,552
Gross profit (loss)		22,795
Operating expenses:
Selling expenses		1,200
General and administrative expenses		18,105
Total operating expenses		19,305
Operating income		3,490
Interest income		75
Government subsidy income		1,438
Gain (loss) on disposal of subsidiaries		(20)
Gain on divestiture		34,068
Income (loss) before income taxes		39,051
Less: Income tax expenses		2,314
Income before loss from equity method investments		36,737
Loss from equity method investments		(7)
Net (loss ) income		$ 36,730